Warranty liabilities - Schedule of Warranty Accrual (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Warranty liabilities [Abstract]
Balance, beginning of year	$ 31,602
Increase in liability	25,941	31,602
Reduction in liability (warranty claims)	(31,602)
Balance, end of year	$ 25,941	$ 31,602